Financial instruments by category	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial instruments by category
22.	Financial instruments by category

PagSeguro Group estimates the fair value of its financial instruments using available market information and appropriate valuation methodologies for each situation.

The interpretation of market data, as regards the choice of methodologies, requires considerable judgment and the establishment of estimates to reach an amount considered appropriate for each situation. Therefore, the estimates presented may not necessarily indicate the amounts that could be obtained in the current market. The use of different hypotheses to calculate market value or fair value may have a material impact on the amounts obtained. The assets and liabilities presented in this Note were selected based on their relevance.

PagSeguro Group believes that the financial instruments recognized in these consolidated financial statements at their carrying amount are substantially similar to their fair value. However, since they do not have an active market, variations could occur in the event PagSeguro Group were to decide to settle or realize them in advance.

PagSeguro Group classifies its financial instruments into the following categories:

	December 31, 2018	December 31, 2017
Financial assets
Measured at fair value through profit or loss:
Financial investments	—	210,103
Loans and receivables:
Cash and cash equivalents	2,763,050	66,767
Note receivables	8,104,679	3,522,349
Receivables from related parties	—	124,723
Other receivables	20,148	27,956

	10,887,877	3,951,898

	December 31, 2018	December 31, 2017
Financial liabilities
Amortized cost:
Payables to third parties	4,324,198	3,080,569
Trade payables	165,246	92,444
Trade payables to related parties	30,797	39,101
Other payables	29,501	19,462

	4,549,742	3,231,576